Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 2,742	$ 3,054
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	179	179
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,336	1,316
Accumulated depreciation and amortization	(632)	(596)
Premises and equipment	704	720
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,526	2,515
Accumulated depreciation and amortization	(1,068)	(880)
Premises and equipment	1,458	1,635
Furnishings And Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,388	2,375
Accumulated depreciation and amortization	(1,987)	(1,855)
Premises and equipment	$ 401	$ 520